Changes in non-cash working capital (increase) decrease - Summary of Changes in Non-cash Working Capital (Increase) Decrease (Parenthetical) (Detail) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Increase Decrease In Non-cash Working Capital [Line Items]
Accounts receivable	CAD 105	CAD 113
Other current assets	18	18
Accounts payable and accrued liabilities	149	175
Current assets held for sale [member]
Disclosure of Increase Decrease In Non-cash Working Capital [Line Items]
Accounts receivable	1	9
Other current assets	0	1
Accounts payable and accrued liabilities	CAD 1	CAD 6